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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:          R. Di Girolamo

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:              /s/ R. Di Girolamo
                                            -----------------------------------

                                            Zug, Switzerland, May 15, 2002




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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total:  $1,555,587
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                BB BIOTECH AG
                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7          COLUMN 8
        --------        --------  --------    --------          --------            --------    --------          --------
                        TITLE OF               VALUE      SHS OR      SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS     CUSIP     (x$1000)    PRN AMT     PRN   CALL   DISCRETION   MANAGERS   SOLE      SHARED    NONE
     --------------       -----     -----     --------    -------     ---   ----   ----------   --------   ----      ------    ----

Adolor Corp.               COM    00724X102     19,429    1,742,500   SH             DEFINED       3      1,742,500   NONE     NONE

Amgen Inc.                 COM   00075886F1    338,684    5,675,000   SH             DEFINED       1      5,675,000   NONE     NONE

CV Therapeutics, Inc.      COM    12666710      62,016    1,713,147   SH             DEFINED       3      1,713,147   NONE     NONE

Cell Therapeutics, Inc.    COM    150934107     22,856      920,500   SH             DEFINED       3        920,500   NONE     NONE

Cephalon Inc.              COM    156708109     31,500      500,000   SH             DEFINED       1        500,000   NONE     NONE

Cubist Pharmaceuticals,
Inc.                       COM    229678107     20,698    1,120,000   SH             DEFINED       3      1,120,000   NONE     NONE

Durect Corporation         COM    266605104     17,566    2,254,957   SH             DEFINED       4      2,254,957   NONE     NONE

Endo Pharmaceuticals       COM    29264P104     10,979    1,087,000   SH             DEFINED       3      1,087,000   NONE     NONE

GenVec                     COM    37246C109      2,743      911,185   SH             DEFINED       4        911,185   NONE     NONE

IDEC Pharmaceuticals       COM    449370105    301,053    4,682,000   SH             DEFINED       1      4,682,000   NONE     NONE

ImClone Systems            COM    45245W109     74,244    3,014,361   SH             DEFINED       2      3,014,361   NONE     NONE

Medicines Company (The)    COM    584688105     74,221    5,204,837   SH             DEFINED       4      5,204,837   NONE     NONE

MedImmune                  COM    584699102    441,235   11,218,784   SH             DEFINED       1     11,218,784   NONE     NONE

Neurocrine Biosciences     COM    64125C109     63,199    1,557,000   SH             DEFINED       3      1,557,000   NONE     NONE

Pozen, Inc.                COM    73941U102      3,032      524,500   SH             DEFINED       3        524,500   NONE     NONE

Regeneron
Pharmaceuticals, Inc.      COM    75886F107      5,998      240,000   SH             DEFINED       3        240,000   NONE     NONE

Serono SA                  ADR    81752M101     10,102      451,000   SH             DEFINED       1        451,000   NONE     NONE

Third Wave Technologies    COM    88428W108      3,932    1,173,800   SH             DEFINED       4      1,173,800   NONE     NONE

3-Dimensional
Pharmaceuticals, Inc.      COM    88554W104     19,469    2,850,483   SH             DEFINED       4      2,850,483   NONE     NONE

Titan
Pharmaceuticals, Inc.      COM    888314101      3,466      494,500   SH             DEFINED       3        494,500   NONE     NONE

Transkaryotic Therapies    COM    89373510      20,729      481,500   SH             DEFINED       2        481,500   NONE     NONE

Virologic                  COM    92823R201      8,436    3,605,004   SH             DEFINED       4      3,605,004   NONE     NONE